Finance Lease Receivables	12 Months Ended
Mar. 31, 2022
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables [Text Block]
5. Finance Lease Receivables

GreenPower's wholly owned subsidiary San Joaquin Valley Equipment Leasing Inc. ("SJVEL") leases vehicles to several customers, and as at March 31, 2022 the Company had a total of 48 (2021 - 52) vehicles on lease that were determined to be finance leases, and the Company had a total of 1 (2021 - 2) vehicle on lease that was determined to be operating leases. During the year ended March 31, 2022, the Company entered into a mutual release agreement with the lessee of 28 (2021 - 30) EV Stars which were accounted for as finance leases, where SJVEL subsequently sold the vehicles to a third party, and one mutual release for an EV 250 (2021-nil) that was subsequently transferred to Property Plant and Equipment. For operating leases, lease payments are recognized in revenue when earned.

For the year ended March 31, 2022, selling profit on finance leases was $725,814 (2021 - $2,533,833, 2020 - $865,009). The following table illustrates Finance Lease Receivables as at March 31, 2022 and as at March 31, 2021:

	For the years ended
	March 31, 2022	March 31, 2021
Lease finance receivable, beginning of year	$3,922,391	$1,330,291
Investment recognized	1,150,360	3,693,094
Investment derecognized	(1,389,065)	(1,078,223)
Lease payments received	(511,000)	(226,616)
Interest income recognized	223,053	203,845

Lease finance receivable, end of year	$3,395,739	$3,922,391

Current portion of Finance Lease Receivable	$443,880	$308,505

Long Term Portion of Finance Lease Receivable	$2,951,859	$3,613,886

Payments to be received on Finance Lease Receivables (undiscounted):

31-Mar-22
Year 1	$792,115
Year 2	1,224,975
Year 3	785,861
Year 4	328,058
Year 5	332,184
Year 6	551,500
less: amount representing interest income	(618,954)
Finance Lease Receivable	$3,395,739
Current Portion of Finance Lease Receivable	$443,880
Long Term Portion of Finance Lease Receivable	$2,951,859